Financial Instruments - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loan receivable	$ 19.0		$ 19.0
Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable	33.0		32.0
Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Fair value losses recognized in the Condensed Consolidated Income Statements	1.0	$ 0.0
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	26.0		26.0
Arduino
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loan receivable	$ 16.3		$ 16.2
Cerfe Labs, Inc. | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan term	4 years		4 years
Loans and other receivables carried at amortized cost	$ 3.2		$ 3.1
Allia Limited | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan term	5 years		5 years
Loans and other receivables carried at amortized cost	$ 7.0		$ 6.9
Ampere
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable				$ 29.0
Ampere | Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Fair value losses recognized in the Condensed Consolidated Income Statements	$ 1.0	$ 0.4